Haynsworth Sinkler Boyd, P.A.
                                Attorneys at Law
                               The Palmetto Center
                          1201 Main Street, 22nd Floor
                            Columbia, South Carolina
                             Telephone(803) 779-3080
                            Facsimile (803) 765-1243

FILED VIA EDGAR
---------------




                                  April 7, 2006

VIA EDGAR

Mr. Daniel F. Duchovny, Esquire
Special  Counsel
Office of Mergers and Acquisitions
Securities and Exchange Commission
100 F Street, N. E.
Washington, D. C. 20549-3628

        Re:  CNB Corporation
             Preliminary Proxy Statement
             File No. 000-24523

Dear Mr. Duchovny:

          Attached for filing, please find Amendment No. 1 to the Preliminary Proxy Statement filed March 27, 2006 by CNB Corporation. The Company also provides the following responses to your comment letter of April 3, 2006.

          Proxy Soliciting Materials

          1. We note this filing made by five of your ten directors, including two persons who are also your President and Executive Vice President. We also note that the majority of the disclosure addresses actions taken by the company to improve its results and governance with the participation of the filing individuals in their capacity as directors and officers of your company. Please tell us why this filing has not been made on behalf of the company.

               RESPONSE

               The referenced filing was made with respect to a letter from the five named individuals acting in their individual capacities in order to respond to personal attacks directed at them by the former chairman of the board and the former president of the Company (the "Duncans"). The attacks were in the form of a lawsuit and the publication of its allegations, as well as a public solicitation of support for a nonbinding petition of shareholders to the board of directors to restore the Duncans to office and letters from the Duncans to the shareholders, all of which impugn the character and integrity of five individuals. The

Mr. Daniel F. Duchovny, Esquire
April 7, 2006
Page 2


               purpose of the five individuals' letter was to defend their reputations, not to seek votes. Indeed, only one of the five is a candidate for election. We understand that the letter was filed by the individuals because of the broad definition of solicitation in Rule 14a-1. Since the letter was not the doing of the Company, the Company did not file it as its soliciting materials.


          Preliminary Proxy Statement

          2. Given that Mr. Jennings Duncan and Mr. Willis Duncan have indicated to you their intention to solicit proxies for the election of their nominees at the upcoming annual meeting your filing should have been tagged, for Edgar purposes, as PREC14A, not PRE14A. Please fax a request for this header identification tag to be corrected to the attention of Sylvia Pilkerton in the Office of Edgar and Information Analysis at (202) 772-9216.

               RESPONSE

               The request was faxed to Ms. Pilkerton on April 6, 2006.

          Cover Page

          3. We note that proxies may be solicited "in person or by mail, telephone or other electronic means." Revise to describe all methods that you plan to employ in order to solicit proxies. We also remind you to file, on the date of first use, all written soliciting materials, including any scripts to be used in soliciting proxies over the telephone, under the cover of Schedule l4A. Refer to Rule 14a-6(b) and (c). In addition, please advise us whether proxies will be solicited via the Internet; such as Internet chat rooms or postings on web sites.

               RESPONSE

               The requested disclosure has been provided on the first page of the proxy statement. Although the Company plans to post its proxy statement and other filed soliciting materials on its website (as it generally does with its 1934 Act filings), it does not plan to actively solicit proxies via the internet. The Company is aware of the filing requirements of Rule 14a-6(b) and (c) with respect to soliciting materials and will comply with these rules.

          4. We note you may solicit security holders through proxy solicitors and other representatives. Please provide the disclosure required by Item 4(b)(3) of Schedule l4A.

Mr. Daniel F. Duchovny, Esquire
April 7, 2006
Page 3

               RESPONSE

               Additional information about the proxy solicitors has been provided on page 1 of the proxy statement.

          5. Please confirm that none of the participants in your proxy solicitation have acquired or sold any of your securities within the past two years. If they have conducted any such transactions, please disclose as required by Item 5(b)(1)(vi) of Schedule 14A.

               RESPONSE

               The requested disclosure has been provided in Appendix C to the proxy statement with respect to persons who are expected to be "participants" (as defined in Item 4, Instruction 3 of Schedule
               14A) in the proxy solicitation on behalf of the Board of Directors. Messrs. Willis Duncan and Jennings Duncan are not expected to be participants with respect to the Board's solicitation. Accordingly, no information has been disclosed with respect to them.

          6.   Please provide the disclosure  required by Item  5(b)(1)(xii)  of
               Schedule 14A.

               RESPONSE

               The requested disclosure has been provided in Appendix C of the proxy statement.

          7. We note that you intend to include the amount of costs in excess of the company's normal proxy solicitation costs. Please expand to include the amount of the total costs and not just the amount in excess of normal costs. See Item 4(b)(4) of Schedule 14A.

               RESPONSE

               Instruction 1 to Item 4 of Schedule 14A states: "... except that the registrant may exclude the amount of such costs represented by the amount normally expended for a solicitation for an election of directors in the absence of a contest, and costs represented by salaries and wages of regular employees and officers, provided a statement to that effect is included in the proxy statements." Such a statement was included on page 1 of the proxy statement.

Mr. Daniel F. Duchovny, Esquire
April 7, 2006
Page 4



          Security Ownership of Certain Beneficial Owners, Page 4

          8. Please disclose the beneficial owner of the shares held of record by the CNB Corporation Profit Sharing and Savings Plan. Refer to Rule 13d-3.

               RESPONSE

               The requested disclosure has been provided in Note (1) to the beneficial ownership table on page 4 of the proxy statement.

          Election of Directors, Page 6

          9. Please disclose whether your nominees have consented to be named in the proxy statement. Refer to Rule 14a-4(d).

               RESPONSE

               The requested disclosure has been provided at the end of the third paragraph under the caption "Election of Directors" on page 5 of the proxy statement.


          10. With respect to the disclosure referring to Mr. Jennings Duncan and Willis Duncan in the first paragraph of page 7, please clarify that those persons have also stated their intent to solicit proxies for the election of their nominees.

               RESPONSE

               The requested disclosure has been provided at the end of the first sentence in the second full paragraph on page 6 of the proxy statement.

          11. We note that Mr. Lovelace is a member of your compensation committee and your governance committee. We also note that Mr. Lovelace is not included as either a nominee or a continuing director. Please revise your disclosure to explain this apparent discrepancy.

               RESPONSE

               The disclosure has been revised by the addition of a paragraph just above "Information about Directors whose terms will continue after the 2006 Annual Meeting" on page 7 of the proxy statement.

Mr. Daniel F. Duchovny, Esquire
April 7, 2006
Page 5

Additional Information

                 In connection with responding to your comments the Company acknowledges by the signature of its duly authorized representative below that:

               o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

               o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

               o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                                     Very truly yours,


                                                     s/George S. King, Jr.
                                                     ---------------------
                                                     George S. King, Jr.


ACKNOWLEDGEMENT OF
REPRESENTATIONS ABOVE

CNB CORPORATION

By: s/Paul R. Dusenbury
    --------------------------------
      Paul R. Dusenbury
      Its Executive Vice President
      and Chief Financial Officer

Enclosures
GSK/pd